Nationwide Government Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
iMoneyNet Money Fund AverageTM Government All (The Index does not pay sales charges, fees, expenses or taxes.)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.96%	2.98%	1.89%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.83%	2.88%	1.80%
Service Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.62%	2.74%	1.67%
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.93%	2.96%	1.87%